Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 41,136	$ 35,358
Interest bearing deposits with other banks	125,945	176,047
Total cash and cash equivalents	167,081	211,405
Securities available for sale (at fair value)	648,362	435,140
Securities held for investment (fair values: $20,487 in 2011 and $26,853 in 2010)	19,977	26,861
Total securities	668,339	462,001
Loans available for sale	6,795	12,519
Loans, net of deferred costs of $1,632 in 2011 and $973 in 2010	1,208,074	1,240,608
Less: Allowance for loan losses	(25,565)	(37,744)
Net loans	1,182,509	1,202,864
Bank premises and equipment, net	34,227	36,045
Other real estate owned	20,946	25,697
Other intangible assets	2,289	3,137
Other assets	55,189	62,713
TOTAL ASSETS	2,137,375	2,016,381
LIABILITIES
Demand deposits (noninterest bearing)	328,356	289,621
NOW	469,631	401,005
Savings deposits	133,578	113,082
Money market accounts	319,152	298,538
Other time deposits	244,886	281,681
Brokered time certificates	4,558	7,093
Time certificates of $100,000 or more	218,580	246,208
Total deposits	1,718,741	1,637,228
Federal funds purchased and securities sold under agreement to repurchase, maturing within 30 days	136,252	98,213
Borrowed funds	50,000	50,000
Subordinated debt	53,610	53,610
Other liabilities	8,695	11,031
Total liabilities	1,967,298	1,850,082
Commitments and Contingencies (Notes K and P)
SHAREHOLDERS' EQUITY
Series A preferred stock, par value $0.10 per share - authorized 4,000,000 shares, issued and outstanding 2,000 shares of Series A	47,497	46,248
Warrant for purchase of 589,625 shares of common stock at $6.36 per share	3,123	3,123
Common stock, par value $.10 per share authorized 300,000,000 shares, issued 94,693,002 and outstanding 94,686,801 shares in 2011 and authorized 300,000,000 shares, issued 93,487,652 and outstanding 93,487,581 shares in 2010	9,469	9,349
Additional paid-in capital	218,925	218,399
Accumulated deficit	(114,152)	(112,652)
Less: Treasury stock (6,201 shares in 2011 and 71 shares in 2010), at cost	(13)	(1)
Total shareholders' equity	164,849	164,466
Accumulated other comprehensive income, net	5,228	1,833
TOTAL SHAREHOLDERS' EQUITY	170,077	166,299
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,137,375	$ 2,016,381